SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable		$ 1,344,631	$ 1,327,167
Accrued CEO compensation		874,500	750,000
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.		230,993	230,993
Payroll taxes payable		1,998,735	2,104,551
Commissions payable		221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)		350,000
Accrued dividends on Series B Preferred Stock		15,969	15,969
Other		71,954	89,561
Total		10,641,864	11,944,374
Accrued interest		5,422,526	7,012,529
Accrued payroll		111,368	111,368
Credit cards payable			$ 81,048
Coroware, Inc. and Subsidiaries [Member]
Accounts payable	$ 1,350,936	1,344,631
Accrued interest	5,635,141	5,422,526
Accrued CEO compensation	762,000	874,500
Accrued payroll	110,335	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	1,998,735
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	50,000	350,000
Accrued dividends on Series B Preferred Stock	15,969	15,969
License fee payable to Ecomena Limited	27,247
Other	129,325	71,954
Total	$ 10,531,869	$ 10,641,864